Commitments and Contingencies - Schedule of Rental Expense and Sublease Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rental Expense, Net
Rental expense	$ 17.6	$ 17.0	$ 16.8
Sublease rental income	(4.9)	(4.2)	(3.5)
Net rental expense	$ 12.7	$ 12.8	$ 13.3